INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
INVESTMENTS
Short-term investments	¥ 6,639,389	$ 909,593	¥ 3,513,885
Long-term investments	1,914,530	$ 262,290	2,473,128
Wealth management products
INVESTMENTS
Short-term investments	4,640,283		2,783,212
Long-term investments	100,778		354,135
Fixed rate notes
INVESTMENTS
Short-term investments	1,997,243		729,348
Long-term investments	1,607,361		1,969,405
Listed equity securities
INVESTMENTS
Short-term investments	1,863		1,325
Unlisted equity securities
INVESTMENTS
Long-term investments	¥ 206,391		¥ 149,588